Significant Transactions Lendmark Sale (Details) $ in Millions			12 Months Ended
	Nov. 13, 2015	Nov. 12, 2015 USD ($) branch	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)
Sale of Branches to Lendmark
Business Acquisition [Line Items]
Branches divested, as a percent of total branches			15.00%
Number of days to close sale of branches	120 days
Sale of Branches to Lendmark | Personal Loans
Business Acquisition [Line Items]
Loans receivable held for sale			$ 617	$ 608
Percentage of net finance receivables held for sale			13.00%
Sale of Branches to Lendmark | Maximum [Member]
Business Acquisition [Line Items]
Consideration from disposal of branches		$ 695
Lendmark Sale
Business Acquisition [Line Items]
Number of branch offices | branch		127
Loans purchased multiplier as of Lendmark Sale closing date		103.00%